Stock-based Compensation - Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months
Weighted-average grant date fair value per stock option granted	$ 0.23	$ 0.28
Dividend yield	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 3 months
Risk-free interest rate	1.40%	3.00%
Expected volatility	46.40%	37.90%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		2 years 3 months
Risk-free interest rate	0.40%	1.10%
Expected volatility	43.50%	32.30%